Class A Common Stock Subject to Possible Redemption	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
Class A Common Stock Subject to Possible Redemption
Note
6-Class
A Common Stock Subject to Possible Redemption
The Company’s Class A common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 200,000,000 shares of Class A common stock with a par value of $0.0001
per share. Holders of the Company’s Class A common stock are entitled to one vote for each share. As of
September
30, 2022 and December 31, 2021, there were 40,000,000
shares of Class A common stock outstanding, all of which were subject to possible redemption.

The Class A common stock issued in the Initial Public Offering and issued as part of the Over-Allotment Units is recognized in Class A common stock subject to possible redemption as follows:

Gross proceeds from Initial Public Offering	$400,000,000
Less:
Fair value of Public Warrants at issuance	(24,533,330)
Offering costs allocated to Class A common stock subject to possible redemption	(21,284,250)

Plus:
Accretion on Class A common stock subject to possible redemption amount	45,817,580

Class A common stock subject to possible redemption as of December 31, 2021	400,000,000
Increase in redemption value of Class A common stock subject to possible redemption	1,505,838

Class A common stock subject to possible redemption as of September 30, 2022	$401,505,838

Note 6 - Class A Common Stock Subject to Possible Redemption
The Company’s Class A common stock feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue

200,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of the Company’s Class A common stock are entitled to one vote for each share. As of December 31, 2021, there were 40,000,000 shares of Class A common stock outstanding, all of which were subject to possible redemption.
The Class A common stock issued in the Initial Public Offering and issued as part of the Over-Allotment Units were recognized in Class A common stock subject to possible redemption as follows:

Gross proceeds from Initial Public Offering	$400,000,000
Less:
Fair value of Public Warrants at issuance	(24,533,330)
Offering costs allocated to Class A common stock subject to possible redemption	(21,284,250)
Plus:
Accretion on Class A common stock subject to possible redemption amount	45,817,580

Class A common stock subject to possible redemption	$400,000,000